DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	May 07, 2010	Dec. 31, 2013
Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Interest rate (in hundredths)	0.90%
UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] | Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	41,690	$ 46,600
Cash Flow Hedge [Member]
Derivatives designated as hedging instruments [Abstract]
Current other liabilities	936		1,110
Noncurrent other liabilities	407		1,101
Minimum [Member] | UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] | Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Interest rate (in hundredths)		0.89%
Maximum [Member] | UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] | Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Interest rate (in hundredths)		3.67%
Interest Rate Collar [Member]
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	55,433	75,000
Floor strike rate (in hundredths)		1.69%
Cap strike rate (in hundredths)		5.00%
Interest Rate Collar [Member] | Cash Flow Hedge [Member]
Derivatives designated as hedging instruments [Abstract]
Current other liabilities	609		725
Noncurrent other liabilities	162		637
Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	16,680
Interest Rate Swap [Member] | Cash Flow Hedge [Member]
Derivatives designated as hedging instruments [Abstract]
Current other liabilities	327		385
Noncurrent other liabilities	245		$ 464